Income Taxes - Summary of Components of Deferred Tax Assets And Liabilities (Detail) - MAVEN TOPCO LIMITED [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carry forward	$ 26,498	$ 20,474
Property and equipment	159	136
Other	187	156
Deferred tax assets before valuation allowance	26,844	20,766
Valuation allowance	(11,240)	(3,427)
Deferred tax assets, net of valuation allowance	15,604	17,339
Deferred tax liabilities:
Outside basis difference	1,913	1,855
Intangible assets	21,783	21,534
Deferred tax liabilities	23,696	23,389
Net deferred tax assets (liabilities)	$ (8,092)	$ (6,050)